CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues:
Products	$ 201,697	$ 120,255	$ 91,407
Services	137,504	112,730	136,652
Total revenues	339,201	232,985	228,059
Cost of revenues:
Products	114,510	61,975	56,672
Services	103,064	91,156	100,956
Total cost of revenues	217,574	153,131	157,628
Gross profit	121,627	79,854	70,431
Operating expenses:
Research and development, net	31,701	18,945	13,970
Selling and marketing	46,523	33,396	29,138
General and administrative	36,005	29,844	27,987
Costs related to acquisition transactions	256	3,842
Impairment of goodwill and restructuring costs	19,478
Total operating expenses	133,963	86,027	71,095
Operating loss	(12,336)	(6,173)	(664)
Financial income (expenses), net	(1,931)	(557)	1,050
Other income	8,074	37,360	2,396
Income (loss) before taxes on income	(6,193)	30,630	2,782
Taxes on income (tax benefit)	(343)	11	904
Net income (loss)	$ (5,850)	$ 30,619	$ 1,878
Net earnings (loss) per share:
Basic	$ (0.14)	$ 0.76	$ 0.05
Diluted	$ (0.14)	$ 0.73	$ 0.04
Weighted average number of shares used in computing net earnings (loss) per share:
Basic	40,929,056	40,466,906	40,159,431
Diluted	40,929,056	41,985,158	41,473,515